Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Balances at October 31, 2019 (in shares) at Oct. 31, 2019		7,458,981
Balances at October 31, 2019 (Accounting Standards Update 2014-09 [Member]) at Oct. 31, 2019	$ 6,554		$ (6,554)		$ 0
Balances at October 31, 2019 at Oct. 31, 2019		$ 13,853,334		$ 7,385,566		$ 21,238,900
Share-based compensation, net (in shares)		78,106
Share-based compensation, net		$ 142,242		0		142,242
Net loss		$ 0		(6,121,224)		(6,121,224)
Balances at October 31, 2020 (in shares) at Oct. 31, 2020		7,537,087
Balances at October 31, 2020 at Oct. 31, 2020		$ 14,002,130		1,257,788		15,259,918
Share-based compensation, net (in shares)		360,390
Share-based compensation, net		$ 335,519		0		335,519
Net loss		$ 0		6,610,516		6,610,516
Balances at October 31, 2020 (in shares) at Oct. 31, 2021		7,897,477
Balances at October 31, 2020 at Oct. 31, 2021		$ 14,337,649		7,868,304		22,205,953
Share-based compensation, net (in shares)		(4,283)
Share-based compensation, net		$ 300,856		0		300,856
Net loss		$ 0		(347,091)		(347,091)
Balances at October 31, 2020 (in shares) at Oct. 31, 2022		7,893,194
Balances at October 31, 2020 at Oct. 31, 2022		$ 14,638,505		$ 7,521,213		$ 22,159,718